Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jul. 31, 2025 USD ($) shares
Subsequent Events (Details) [Line Items]
Issuance of shares | shares	243,072
Net of issuance cost | $	$ 861